Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
Fairvalue of financial instruments on balance sheet [line items]
Business and government	$ 268,695	$ 230,903	$ 227,609
Deposits	653,710	$ 582,288	568,143
Financial assets at fair value through profit or loss [member]
Fairvalue of financial instruments on balance sheet [line items]
Business and government	4,257		2,156
Financial assets at fair value through profit or loss [member] | Not Carried At Fair Value [member]
Fairvalue of financial instruments on balance sheet [line items]
Deposits	16,317		15,829
Financial assets at fair value through other comprehensive income [member]
Fairvalue of financial instruments on balance sheet [line items]
Business and government	$ 27		$ 22